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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT

TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         OneBeacon Insurance Group, Ltd.
                 -------------------------------
   Address:      601 Carlson Parkway
                 -------------------------------
                 Minnetonka, Minnesota 55305
                 -------------------------------
                 U.S.A.
                 -------------------------------

Form 13F File Number: 28-12951
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ann Marie Andrews
         -------------------------------
Title:   Chief Accounting Officer
         -------------------------------
Phone:   (781) 332-6000
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Ann Marie Andrews         Canton, Massachusetts    August 7, 2008
   -------------------------------    ---------------------   ----------------
             [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-04685                    Prospector Partners, LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   29
                                        --------------------

Form 13F Information Table Value Total:               32,686
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number       Name

    1         28-N/A                     Copley Square Capital Management, LLC
    ------       -----------------       -------------------------------------
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
                                                                           INVESTMENT DISCRETION             VOTING AUTHORITY SHARES
NAME OF ISSUER             CLASS       CUSIP       FAIR MV      SHARES     SOLE     SHARED AS  SHARED-OTHER  SOLE   SHARED      NONE
American INTL Group Inc    Com         026874107      529,200       20,000                            x                 x
Automatic Data Proc        Com         053015103      838,000       20,000                            x                 x
Bank New York Mellon       Com         064058100    2,080,650       55,000                            x                 x
Cardinal Health Inc Ohio   Com         14149Y108      257,900        5,000                            x                 x
Colgate Palmolive          Com         194162103    1,727,500       25,000                            x                 x
CVS Caremark Corp          Com         126650100    2,374,200       60,000                            x                 x
Embraer Empresa Bras ADR   ADR         29081M102      265,000       10,000                            x                 x
Goldman Sachs Group Inc.   Com         38141G104      874,500        5,000                            x                 x
Hartford Finl Svcs Group   Com         416515104      645,700       10,000                            x                 x
Honda Motor ADR New        AMERN SHS   438128308    1,361,200       40,000                            x                 x
Honeywell Intl Inc Del     Com         438516106    2,614,560       52,000                            x                 x
Illinois Tool Works Inc    Com         452308109    1,900,400       40,000                            x                 x
Kraft Foods Inc VA CL A    CL A        50075N104      711,250       25,000                            x                 x
L-3 Communications Hldgs   Com         502424104    2,271,750       25,000                            x                 x
Marathon Oil Corp          Com         565849106    1,556,100       30,000                            x                 x
Monsanto Co New Del Com    Com         61166W101      505,760        4,000                            x                 x
Nucor Corporation          Com         670346105    2,240,100       30,000                            x                 x
Patriot Coal Corp          Com         70336T104       76,645          500                            x                 x
Peabody Energy Corp Com    Com         704549104    1,320,750       15,000                            x                 x
Petrleo Bras VTG SPD ADR   ADR         71654V408      708,300       10,000                            x                 x
Plum Creek Timber Co Inc   Com         729251108    1,067,750       25,000                            x                 x
Safeway Inc New            Com         786514208      285,500       10,000                            x                 x
Staples Inc                Com         855030102      475,000       20,000                            x                 x
TJX Cos Inc New            Com         872540109    1,573,500       50,000                            x                 x
Toronto Dominion Bank      Com         891160509      622,700       10,000                            x                 x
Wellpoint Inc              Com         94973V107    1,191,500       25,000                            x                 x
Weyerhaeuser Co            Com         962166104      511,400       10,000                            x                 x
Yum Brands Inc             Com         988498101    1,403,600       40,000                            x                 x
3M Company                 Com         88579Y101      695,900       10,000                            x                 x